Financial Assets at Amortized Cost (Details) - Schedule of Credit Quality and the Maximum Exposure to Credit Risk - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Total	$ 2,519,931	$ 2,174,792
Stage 1 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Total	2,519,931	2,174,792
Stage 2 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Total
Stage 3 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Total
Domestic Banks [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Domestic Banks [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Domestic Banks [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Domestic Banks [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Domestic Banks [Member] | Stage 1 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Domestic Banks [Member] | Stage 1 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Domestic Banks [Member] | Stage 1 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Domestic Banks [Member] | Stage 1 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Domestic Banks [Member] | Stage 2 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Domestic Banks [Member] | Stage 2 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Domestic Banks [Member] | Stage 2 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Domestic Banks [Member] | Stage 2 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Domestic Banks [Member] | Stage 3 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Domestic Banks [Member] | Stage 3 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Domestic Banks [Member] | Stage 3 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Domestic Banks [Member] | Stage 3 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Foreign Banks [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal	418,998	373,692
Foreign Banks [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal	418,998	373,692
Foreign Banks [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Foreign Banks [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Foreign Banks [Member] | Stage 1 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal	418,998	373,692
Foreign Banks [Member] | Stage 1 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal	418,998	373,692
Foreign Banks [Member] | Stage 1 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Foreign Banks [Member] | Stage 1 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Foreign Banks [Member] | Stage 2 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Foreign Banks [Member] | Stage 2 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Foreign Banks [Member] | Stage 2 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Foreign Banks [Member] | Stage 2 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Foreign Banks [Member] | Stage 3 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Foreign Banks [Member] | Stage 3 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Foreign Banks [Member] | Stage 3 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Foreign Banks [Member] | Stage 3 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Central Bank of Chile [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal	2,100,933	1,801,100
Central Bank of Chile [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal	2,100,933	1,801,100
Central Bank of Chile [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Central Bank of Chile [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Central Bank of Chile [Member] | Stage 1 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal	2,100,933	1,801,100
Central Bank of Chile [Member] | Stage 1 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal	2,100,933	1,801,100
Central Bank of Chile [Member] | Stage 1 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Central Bank of Chile [Member] | Stage 1 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Central Bank of Chile [Member] | Stage 2 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Central Bank of Chile [Member] | Stage 2 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Central Bank of Chile [Member] | Stage 2 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Central Bank of Chile [Member] | Stage 2 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying
Central Bank of Chile [Member] | Stage 3 Individual [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Subtotal
Central Bank of Chile [Member] | Stage 3 Individual [Member] | Normal [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Normal
Central Bank of Chile [Member] | Stage 3 Individual [Member] | Substandard [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Substandard
Central Bank of Chile [Member] | Stage 3 Individual [Member] | Non-complying [Member]
Schedule of Credit Quality and the Maximum Exposure to Credit Risk [Line Items]
Non-complying